Note 2 - Investments (Details) - Securities in a Continuous Unrealized Loss Position	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Greater than 12 months:
Securities in continuous loss position, estimated fair value	$ 100,723,250	$ 40,207,698
Securities in continuous loss position, gross unrealized loss	$ 10,066,127	$ 1,821,544
Securities in continuous loss position, number of securities	107	29
US States and Political Subdivisions Debt Securities [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	$ 1,613,415	$ 0
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 136,585	$ 0
Securities in continuous loss position, less than 12 months, number of securities	2	0
Corporate Debt Securities [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	$ 55,039,213	$ 12,473,068
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 3,873,158	$ 508,818
Securities in continuous loss position, less than 12 months, number of securities	52	7
Greater than 12 months:
Securities in continuous loss position, greater than 12 months, fair value	$ 5,533,581	$ 3,828,887
Securities in continuous loss position, greater than 12 months, gross unrealized loss	$ 714,738	$ 421,814
Securities in continuous loss position, greater than 12 months, number of securities	4	3
Foreign [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	$ 24,154,510	$ 10,374,173
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 1,418,143	$ 310,267
Securities in continuous loss position, less than 12 months, number of securities	20	7
Greater than 12 months:
Securities in continuous loss position, greater than 12 months, fair value	$ 6,007,156	$ 4,724,455
Securities in continuous loss position, greater than 12 months, gross unrealized loss	$ 3,264,495	$ 441,102
Securities in continuous loss position, greater than 12 months, number of securities	4	2
Commercial Mortgage Backed Securities [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	$ 1,447,694	$ 0
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 15,592	$ 0
Securities in continuous loss position, less than 12 months, number of securities	2	0
Residential Mortgage Backed Securities [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	$ 3,320,890	$ 16,862
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 62,255	$ 6
Securities in continuous loss position, less than 12 months, number of securities	2	1
Redeemable Preferred Stock [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	$ 669,128	$ 0
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 42,787	$ 0
Securities in continuous loss position, less than 12 months, number of securities	2	0
US Government Agencies Debt Securities [Member]
Greater than 12 months:
Securities in continuous loss position, greater than 12 months, fair value	$ 0	$ 7,736,774
Securities in continuous loss position, greater than 12 months, gross unrealized loss	$ 0	$ 16,164
Securities in continuous loss position, greater than 12 months, number of securities	0	1
Debt Securities [Member]
Greater than 12 months:
Securities in continuous loss position, estimated fair value	$ 97,785,587	$ 39,154,219
Securities in continuous loss position, gross unrealized loss	$ 9,527,753	$ 1,698,171
Securities in continuous loss position, number of securities	88	21
Mutual Funds [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	$ 304,031	$ 0
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 14,253	$ 0
Securities in continuous loss position, less than 12 months, number of securities	1	0
Common Stock [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	$ 2,449,672	$ 527,614
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 473,551	$ 103,438
Securities in continuous loss position, less than 12 months, number of securities	15	4
Greater than 12 months:
Securities in continuous loss position, greater than 12 months, fair value	$ 183,960	$ 525,865
Securities in continuous loss position, greater than 12 months, gross unrealized loss	$ 50,570	$ 19,935
Securities in continuous loss position, greater than 12 months, number of securities	3	4
Equity Securities [Member]
Greater than 12 months:
Securities in continuous loss position, estimated fair value	$ 2,937,663	$ 1,053,479
Securities in continuous loss position, gross unrealized loss	$ 538,374	$ 123,373
Securities in continuous loss position, number of securities	19	8